Leases - Components of lease cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases
Operating lease cost	¥ 3,055,021	¥ 2,631,991	¥ 2,612,145
Short-term lease cost	41,582	30,065	41,765
Total	¥ 3,096,603	¥ 2,662,056	¥ 2,653,910